Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative assets	£ 292,356	£ 256,111
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(279,331)	(249,880)
Repurchase agreements and other similar secured borrowing	29,397	28,554
Settlements assets liabilities offset amounts	25,133	29,297
Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset		(7,527)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	5,126
Total liabilities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(1,056,043)	(1,033,420)
Amounts offset	602,259	583,676
Net amounts reported on the balance sheet	(453,784)	(449,744)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	230,260	198,633
Financial collateral	208,494	234,607
Net amount	(15,030)	(16,504)
Amounts not subject to enforceable netting arrangements	(10,968)	(15,596)
Total liabilities	(464,752)	(465,340)
Derivative financial assets
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(318,990)	(297,308)
Amounts offset	46,040	54,241
Net amounts reported on the balance sheet	(272,950)	(243,067)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	230,260	198,633
Financial collateral	27,660	27,930
Net amount	(15,030)	(16,504)
Amounts not subject to enforceable netting arrangements	(6,381)	(6,813)
Cash collateral pledged	23,109	24,212
Non-cash collateral pledged	4,551	3,718
Derivative financial assets | Cash collateral netted
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	6,293	9,067
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(737,053)	(736,112)
Amounts offset	556,219	529,435
Net amounts reported on the balance sheet	(180,834)	(206,677)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Financial collateral	180,834	206,677
Net amount	0	0
Amounts not subject to enforceable netting arrangements	(4,587)	(8,783)
Repurchase agreements and other similar secured borrowing	185,421	215,460
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	(156,024)	(186,906)
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	(29,397)	(28,554)
Total assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	1,033,716	983,990
Amounts offset	(603,426)	(585,216)
Net amounts reported on the balance sheet	430,290	398,774
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(230,260)	(198,633)
Financial collateral	(184,933)	(187,324)
Net amount	15,097	12,817
Amounts not subject to enforceable netting arrangements	7,250	7,571
Total assets	437,540	406,345
Derivative financial assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	333,711	306,735
Amounts offset	(47,207)	(55,781)
Net amounts reported on the balance sheet	286,504	250,954
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(230,260)	(198,633)
Financial collateral	(41,586)	(39,927)
Net amount	14,658	12,394
Amounts not subject to enforceable netting arrangements	5,852	5,157
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral	28,953	29,944
Non-cash collateral	12,633	9,983
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	700,005	677,255
Amounts offset	(556,219)	(529,435)
Net amounts reported on the balance sheet	143,786	147,820
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	0	0
Financial collateral	(143,347)	(147,397)
Net amount	439	423
Amounts not subject to enforceable netting arrangements	1,398	2,414
Reverse repurchase agreements and other similar secured lending	145,184	150,234
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	141,791	149,131
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	£ 3,393	£ 1,103